Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of revenues disaggregated by revenue source, geography and timing of revenue recognition.
	2018	2017
Geographic Markets
Singapore	$260,034,401	$19,028,003
USA	638,412	7,037
Hong Kong	117,070,059	119,683,121
PRC	-	5,634,679
	$377,742,872	$144,352,840
Segments
-Wecast Service
Crude oil	$260,034,401	$143,558,567
Consumer electronics	116,723,251	-
Other	985,220	-
	377,742,872	143,558,567
-Legacy YOD	-	794,273
Total	$377,742,872	$144,352,840